Report of Independent Registered Public
Accounting Firm

To the Board of Directors of The Hartford Mutual Funds,
Inc. and Shareholders of Hartford Multi-Asset Income and Growth Fund, The Hartford Balanced Income Fund,
The Hartford Capital Appreciation Fund, The Hartford
Checks and Balances Fund, The Hartford Conservative
Allocation Fund, Hartford Core Equity Fund, The
Hartford Dividend and Growth Fund, The Hartford
Emerging Markets Local Debt Fund, Hartford Emerging
Markets Equity Fund, The Hartford Equity Income Fund,
The Hartford Floating Rate Fund, The Hartford Floating
Rate High Income Fund, The Hartford Global Real Asset
Fund, The Hartford Growth Allocation Fund, The
Hartford Healthcare Fund, The Hartford High Yield
Fund, The Hartford Inflation Plus Fund, Hartford
International Equity Fund, The Hartford International
Growth Fund, The Hartford International Opportunities
Fund, The Hartford International Value Fund, The
Hartford MidCap Fund, The Hartford MidCap Value
Fund, Hartford Moderate Allocation Fund, Hartford
AARP Balanced Retirement Fund, Hartford Municipal
Income Fund, The Hartford Municipal Opportunities
Fund, Hartford Municipal Short Duration Fund, The
Hartford Short Duration Fund, The Hartford Small
Company Fund, Hartford Small Cap Value Fund, The
Hartford Strategic Income Fund, The Hartford Total
Return Bond Fund, The Hartford World Bond Fund,
Hartford Climate Opportunities Fund and Hartford
Global Impact Fund

In planning and performing our audits of the financial statements of the Funds listed in Appendix A (hereafter referred to as the "Funds") as of and for the periods ended October 31, 2020, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) ("PCAOB"), we considered the
Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2020.

This report is intended solely for the information and use of the Board of Directors of The Hartford Mutual Funds,
Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 29, 2020






Appendix A

The Hartford Mutual Funds, Inc.

1.	Hartford Multi-Asset Income and Growth Fund
2.	The Hartford Balanced Income Fund
3.	The Hartford Capital Appreciation Fund
4.	The Hartford Checks and Balances Fund
5.	The Hartford Conservative Allocation Fund
6.	Hartford Core Equity Fund
7.	The Hartford Dividend and Growth Fund
8.	The Hartford Emerging Markets Local Debt Fund
9.	Hartford Emerging Markets Equity Fund
10.	The Hartford Equity Income Fund
11.	The Hartford Floating Rate Fund
12.	The Hartford Floating Rate High Income Fund
13.	The Hartford Global Real Asset Fund
14.	The Hartford Growth Allocation Fund
15.	The Hartford Healthcare Fund
16.	The Hartford High Yield Fund
17.	The Hartford Inflation Plus Fund
18.	Hartford International Equity Fund
19.	The Hartford International Growth Fund
20.	The Hartford International Opportunities Fund
21.	The Hartford International Value Fund
22.	The Hartford MidCap Fund
23.	The Hartford MidCap Value Fund
24.	Hartford Moderate Allocation Fund
25.	Hartford AARP Balanced Retirement Fund
26.	Hartford Municipal Income Fund
27.	The Hartford Municipal Opportunities Fund
28.	Hartford Municipal Short Duration Fund
29.	The Hartford Short Duration Fund
30.	The Hartford Small Company Fund
31.	Hartford Small Cap Value Fund
32.	The Hartford Strategic Income Fund
33.	The Hartford Total Return Bond Fund
34.	The Hartford World Bond Fund
35.	Hartford Climate Opportunities Fund
36.	Hartford Global Impact Fund